Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	€ 8,827	€ 13,986	€ 11,157
Total derivative liabilities	10,639	14,617	€ 11,616
Current derivative assets	723	673
Current derivative liabilities	2,803	4,220
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	8,780	13,238
Total derivative liabilities	10,600	14,450
Derivatives for general account [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	8,344	12,617
Total derivative liabilities	9,578	13,661
Derivatives for general account [member] | Fair value hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	18	88
Total derivative liabilities	15	20
Derivatives for general account [member] | Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	346	338
Total derivative liabilities	948	608
Derivatives for general account [member] | Derivatives desginated as Net foreign investment hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	73	196
Total derivative liabilities	59	161
Derivatives for account of policyholders [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	46	747
Total derivative liabilities	€ 39	€ 167